Convertible Debentures	12 Months Ended
Dec. 31, 2020
Disclosure of Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES
14.	CONVERTIBLE DEBENTURES

	2020	2019	2018
Balance, Beginning of Period	$5,097,010	$2,866,983	$2,834,052
Interest and accretion expense	1,744,119	693,712	643,961
Interest paid or accrued	(831,203)	(364,006)	(372,973)
Rollover to the 10% convertible debenture	(186,359)	-	-
Issuance of the 10% convertible debenture	1,177,786	-	-
Repayment of 10.5% convertible debenture	(921,641)	-	-
Convert $75,000 debentures into share capital	(40,980)	-	-
Rollover of the 12% convertible debenture	-	(2,287,452)	-
Issuance of the 12% convertible debenture	-	4,049,349	-
Foreign exchange adjustment	122,037	138,424	(238,057)
	$6,160,769	$5,097,010	$2,866,983
Due within one year	(6,160,769)	(1,047,661)	-
Balance, End of Year	-	$4,049,349	$2,866,983

(a)	On December 28, 2017 the Company issued 4,600 unsecured convertible debentures at a price of $1,000 CAD per unit. Each debenture was convertible into 11.5 common shares of the Company at $87.00 CAD per common share with a maturity date of June 28, 2020.

Each Convertible Debenture unit bore an interest rate of 10.5% per annum from the date of issue, payable in cash quarterly in arrears. Any unpaid interest payments was to accrue and be added to the principal amount of this Convertible Debenture. From January 1, 2020 until its maturity on June 28, 2020 the Company paid $56,550 (year ended December 31, 2019-$364,006, year ended December 31, 2018-$372,973) in interest related to the convertible debentures, included within finance expense in profit and loss.

On December 22, 2019, a portion of the 10.5% debentureholders rolled over the net present value of their holdings totaling $2,287,452 with a maturity value of $2,423,656 ($3,155,00 CAD) into $2,549,155 ($3,319,000 CAD) of face value 12% convertibles debentures as more fully described below.

The exchange of debt instruments between the debenture holders and the Company satisfied the criteria under IFRS 9, Financial Instruments, as a substantial modification, and therefore was treated as an extinguishment of the previous debt and a recognition of a new financial liability. In connection, a loss of $136,204 was recorded within finance expense (income) in profit or loss, as the difference between the carrying amount of the financial liability extinguished and the consideration paid, which is comprised of the newly issued debentures.

The remaining portion of the 10.5% Convertible Debentures matured on June 28, 2020 and were repaid at their face value of 1,108,000 ($1,445,000 CAD) except for $186,359 ($250,000 CAD) that were rolled over, for a net repayment of $921,641 ($1,195,000 CAD) as more fully described in 14(d).

(b)	On December 23, 2019, the Company issued 7,866,000 unsecured 12% convertible debentures at a price of $0.77 per unit ($1.00 CAD), convertible into 0.0153 common shares of the Company at $65.25 CAD (the “Conversion Price”) per common share. The discounted liability for this convertible debenture at December 23, 2019 is $4,049,349. The amount allocated to contributed surplus was $445,053 and the balance of $1,547,500 was the transaction costs incurred.

Each of these Convertible Debenture unit bears an interest rate of 12% per annum from the date of issue, payable in cash quarterly in arrears. Any unpaid interest payments will accrue and be added to the principal amount of the Convertible Debenture. From January 1, 2020 until December 31, 2020 the Company paid $715,763 (2019-$0) in interest related to these 12% convertible debentures, included within finance expense in profit and loss.

The 12% Convertible Debentures will mature on December 23, 2021 (the “Maturity Date”) and are convertible into common shares at the Conversion Price, at the option of the holder, at any time prior to the close of business on the earlier of: (i) the last business day immediately preceding the Maturity Date, and (ii) the date fixed for redemption in the event of a change of control. The Company has the right to repay the convertible debenture at 101% of face value anytime after December 23, 2020.

On June 24, 2020, $57,692 ($75,000 CAD) of face value of the 12% convertible debentures were converted into common shares of the Company. The discounted value of these debenture at the date of conversion was $40,980 ($54,975 CAD). This gain on conversion of $16,712 was recorded as a finance income in the year.

(c)	On June 23, 2020, the Company entered into a non-brokered private placement financing agreement with Accel Telecom Inc. Accel Telecom subscribed for 1,330 senior unsecured 10% convertible debentures maturing one year from the issue date at an issue price of $745 (CDN$1,000) per 10% Convertible Debenture for aggregate gross proceeds of $991,427 ($1,330,000 CAD). Each Convertible Debenture can be convertible, at the option of the holder, into 23 common shares in the capital of the Company at a price of $34.11 (CDN$43.50) per Common Share and are redeemable at 101% of the face value at any time after the closing date. On the closing date, Accel will also receive 0.0069 non-transferrable common share purchase warrant for each $0.784 (CDN$1.00) principal amount of the Convertible Debentures purchased. Each warrant entitles the holder to acquire one common share at an exercise price of $34.11 (CDN$43.50) per warrant share for a period of twelve (12) months after the date of issue.

On January 6, 2021, the Company redeemed in full this senior unsecured 10% convertible debenture (Note 30).

(d)

On June 28, 2020, one of the 10.5% convertible debentureholders, see 14 (c), elected to participate on the exact same terms and conditions in the 10% convertible debenture described in 14 (c) for their $186,359 ($250,000 CAD) face value that would otherwise have matured on June 28, 2020.

Subsequent to the year end, the Company redeemed in full this senior unsecured 10% convertible debenture (Note 30(b).